Stern Brothers [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stern Brothers | BLACKROCK LIQUID FEDERAL TRUST FUND | Stern Brothers Shares
Prospectus [Line Items]
Annual Return [Percent]	5.14%	4.96%